INTEREST BEARING LOANS AND BORROWINGS - Short-term bank, other loans and short-term bonds (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Outstanding short-term borrowings	¥ 9,331,488	¥ 500,000
Short-term bank and other loans
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.29%	4.52%
Outstanding short-term borrowings	¥ 9,331,488	¥ 500,000
2018 Ningxia short-term 5.00% bonds
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	5.00%
Outstanding short-term borrowings		¥ 500,000
2019 Ningxia short-term 3.97% bonds
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.97%
Outstanding short-term borrowings	¥ 300,000
2019 short-term 2.45% bonds
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	2.45%
Outstanding short-term borrowings	¥ 1,008,161
2019 short-term 2.63% bonds
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	2.63%
Outstanding short-term borrowings	¥ 2,013,127
2019 short-term 2.00% bonds
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	2.00%
Outstanding short-term borrowings	¥ 3,008,384
2019 short-term 2.30% bonds
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	2.30%
Outstanding short-term borrowings	¥ 3,001,816